Statements of Net Assets Available for Benefits - EBP 007 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total assets at fair value	$ 189,195,648	$ 172,718,369
Receivables:
Notes receivable from participants	2,632,943	2,573,684
Net assets available for benefits	191,828,591	175,292,053
Shares of registered investment companies
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total assets at fair value	179,297,837	161,335,162
Common collective trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total assets at fair value	3,582,040	4,211,546
Employer securities
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total assets at fair value	1,902,650	2,486,444
Cash equivalents
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total assets at fair value	$ 4,413,121	$ 4,685,217